Nature of the Business and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 06, 2019 USD ($)	Dec. 10, 2018 USD ($) shares	Mar. 24, 2017 USD ($) shares	Aug. 17, 2018 USD ($) shares	Mar. 31, 2017	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Segments $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Nov. 30, 2019 $ / shares
Business Acquisition [Line Items]
Working capital						$ 62,765		$ 65,706
Cash						36,512		60,174	$ 21,291
Accumulated deficit						171,552		171,007	130,240
Net loss						(545)		(40,454)	(64,831)	$ (8,388)
Cash used in operation						$ (19,475)	$ (27,127)	$ (33,528)	$ (60,635)	(3,493)
Commoon stock par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Busniess acquisition consideration paid in cash						$ 5,820
Number of Operating Segments | Segments								1
Number of Reportable Segments | Segments								1
Proceeds from issuance of stock	$ 50,340							$ 50,340	$ 92,000
Initial Shareholders And Other Holders [Member]
Business Acquisition [Line Items]
Common Stock, Shares Agreed to Surrender in Which Shares were Canceled with Merger Agreement Execution | shares				1,390,993
Founder Shares Transactions [Member] | Sponsor And Other Holders [Member]
Business Acquisition [Line Items]
Common Stock, Shares Agreed to Surrender in Which Shares were Canceled with Merger Agreement Execution | shares				6,359,007
Accounting Standards Update 2013-07 [Member]
Business Acquisition [Line Items]
Net loss								40,454
Cash used in operation								$ (33,528)
Warrant [Member] | Founder Shares Transactions [Member] | Initial Shareholders And Other Holders [Member]
Business Acquisition [Line Items]
Common Stock, Shares Agreed to Surrender in Which Shares were Canceled with Merger Agreement Execution | shares				16,400,000
Warrant [Member] | Pipe Investor [Member]
Business Acquisition [Line Items]
Shares granted for business consideration | shares									4,100,000
Avista Merger Sub [Member]
Business Acquisition [Line Items]
Description of shares issuable								right to receive 2.03 shares of ORGO Class A common stock
NuTech Medical [Member]
Business Acquisition [Line Items]
Shares granted for business consideration | shares			3,642,746
Date of business acquisition					Mar. 18, 2017
Busniess acquisition consideration paid in cash			$ 12,000
Business acquisition consideration deferred			7,500
NuTech Medical [Member] | Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Restricted shares, forfeiture right asset			$ 377
NuTech Medical [Member] | Forfeiture Rights [Member]
Business Acquisition [Line Items]
Restricted shares, forfeiture right asset									$ 0	$ 589
NuTech Medical [Member] | Stock Option [Member]
Business Acquisition [Line Items]
Shares granted for business consideration | shares			137,543
Avista Merger [Member]
Business Acquisition [Line Items]
professional fees									11,206
Avista Merger [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
professional fees									$ 3,072
Common Class A [Member]
Business Acquisition [Line Items]
Commoon stock par value | $ / shares						$ 0.0001		$ 0.0001			$ 0.0001
Shares granted for business consideration | shares			728,548
Common Class A [Member] | Pipe Investor [Member]
Business Acquisition [Line Items]
Shares granted for business consideration | shares		9,022,741		6,538,732
Business acquistion consideration purchase price of stock		$ 46,000		$ 46,000
Common Class A [Member] | Avista Merger Sub [Member]
Business Acquisition [Line Items]
Shares granted for business consideration | shares		75,073,548
Common Class A [Member] | NuTech Medical [Member]
Business Acquisition [Line Items]
Shares granted for business consideration | shares			2,185,647
Redeemable Common Stock | NuTech Medical [Member]
Business Acquisition [Line Items]
Shares granted for business consideration | shares			728,548